Schwab Strategic Trust
Schwab Ultra-Short Income ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 29.9% OF NET ASSETS
Financial Institutions 13.9%
Banking 9.3%
American Express Co.	(a)	3.30%	05/03/27	1,000,000	991,490
Bank of Montreal	(a)	5.27%	12/11/26	600,000	604,566
Bank of Nova Scotia		2.70%	08/03/26	600,000	596,982
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	493,575
Bank of Nova Scotia	(a)	5.25%	06/12/28	1,000,000	1,020,190
Canadian Imperial Bank of Commerce	(a)	5.93%	10/02/26	725,000	731,322
Canadian Imperial Bank of Commerce	(a)	3.45%	04/07/27	3,500,000	3,474,590
Capital One Financial Corp.	(a)	3.80%	01/31/28	1,000,000	988,530
Capital One NA	(a)	4.65%	09/13/28	700,000	703,164
Goldman Sachs Group, Inc.	(a)	3.50%	11/16/26	437,000	434,959
Mizuho Financial Group, Inc.	(a)(b)	1.23%	05/22/27	1,100,000	1,094,841
Morgan Stanley Bank NA (SOFR + 0.87%)	(a)(c)	4.50%	05/26/28	636,000	636,954
National Australia Bank Ltd.		4.31%	06/13/28	1,500,000	1,504,425
National Australia Bank Ltd.		4.90%	06/13/28	730,000	741,410
PNC Bank NA	(a)(b)	4.54%	05/13/27	985,000	985,039
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	472,810
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	424,214
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	493,610
Toronto-Dominion Bank	(a)	4.57%	12/17/26	500,000	501,485
Toronto-Dominion Bank	(a)	4.11%	10/13/28	385,000	382,898
Truist Bank	(a)	3.80%	10/30/26	699,000	697,134
Truist Bank (SOFR + 0.66%)	(a)(c)	4.29%	01/27/29	500,000	499,490
Truist Financial Corp.	(a)	1.13%	08/03/27	2,000,000	1,918,220
U.S. Bancorp	(a)	3.15%	04/27/27	430,000	425,240
					20,817,138
Brokerage/Asset Managers/Exchanges 0.5%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	125,095
Jefferies Financial Group, Inc.	(a)	6.45%	06/08/27	100,000	101,989
Jefferies Financial Group, Inc.	(a)	5.88%	07/21/28	950,000	970,644
					1,197,728
Insurance 2.7%
American International Group, Inc.	(a)	4.20%	04/01/28	2,130,000	2,118,711
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	500,690

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.	(a)	4.10%	03/01/28	1,250,000	1,242,450
Elevance Health, Inc.	(a)	4.00%	09/15/28	963,000	954,795
UnitedHealth Group, Inc.	(a)	3.85%	06/15/28	1,160,000	1,151,834
					5,968,480
REITs 1.4%
Digital Realty Trust LP	(a)(d)	4.45%	07/15/28	1,000,000	997,960
Prologis LP	(a)(d)	3.88%	09/15/28	1,000,000	990,420
Prologis LP	(a)	4.00%	09/15/28	755,000	750,757
Simon Property Group LP	(a)	1.38%	01/15/27	550,000	537,960
					3,277,097
					31,260,443
Industrial 13.7%
Communications 1.6%
AT&T, Inc.	(a)	4.10%	02/15/28	970,000	965,587
Comcast Corp.	(a)	2.35%	01/15/27	315,000	310,514
Comcast Corp.	(a)	4.15%	10/15/28	2,250,000	2,242,193
T-Mobile USA, Inc.	(a)(d)	2.63%	04/15/26	130,000	129,923
					3,648,217
Consumer Cyclical 1.8%
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	600,000
Lowe’s Cos., Inc.	(a)	4.00%	10/15/28	525,000	520,816
Starbucks Corp.	(a)	4.00%	11/15/28	630,000	625,124
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	601,368
Toyota Motor Credit Corp.		4.05%	09/05/28	1,225,000	1,221,251
VICI Properties LP/VICI Note Co., Inc.	(a)(e)	5.75%	02/01/27	220,000	221,305
VICI Properties LP/VICI Note Co., Inc.	(a)(e)	3.75%	02/15/27	150,000	148,990
					3,938,854
Consumer Non-Cyclical 2.4%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	529,613
AbbVie, Inc.	(a)	4.25%	11/14/28	1,700,000	1,705,032
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	149,662
CVS Health Corp.	(a)	3.00%	08/15/26	125,000	124,433
CVS Health Corp.	(a)	4.30%	03/25/28	1,205,000	1,201,144
Philip Morris International, Inc.	(a)	3.88%	10/27/28	1,139,000	1,129,387
Philip Morris International, Inc. (SOFR + 0.66%)	(c)	4.33%	10/27/28	275,000	275,770
Tyson Foods, Inc.	(a)	3.55%	06/02/27	250,000	247,682
					5,362,723
Energy 3.0%
BP Capital Markets America, Inc.	(a)(d)	4.23%	11/06/28	2,280,000	2,281,368
ConocoPhillips Co.	(a)(d)	4.40%	07/15/27	525,000	525,535
Kinder Morgan, Inc.	(a)(d)	4.30%	03/01/28	1,000,000	999,450
Schlumberger Holdings Corp.	(a)(e)	5.00%	05/29/27	950,000	957,543
Schlumberger Holdings Corp.	(a)(e)	3.90%	05/17/28	2,025,000	2,009,347
					6,773,243

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 4.0%
Broadcom, Inc.	(a)	5.05%	07/12/27	99,000	100,055
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	299,079
Equinix, Inc.	(a)	1.55%	03/15/28	1,215,000	1,151,140
Fiserv, Inc.	(a)	5.15%	03/15/27	125,000	125,629
Fiserv, Inc.	(a)	5.45%	03/02/28	450,000	456,561
Fiserv, Inc.	(a)	5.38%	08/21/28	210,000	213,152
Fiserv, Inc.	(a)	4.20%	10/01/28	900,000	890,199
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	125,175
Hewlett Packard Enterprise Co.	(a)	4.15%	09/15/28	1,613,000	1,600,354
Hewlett Packard Enterprise Co. (SOFR + 0.96%)	(c)	4.59%	09/15/28	365,000	364,828
Intel Corp.	(a)	3.15%	05/11/27	105,000	103,522
Intel Corp.	(a)	4.88%	02/10/28	600,000	604,206
Intel Corp.	(a)	1.60%	08/12/28	190,000	178,059
International Business Machines Corp.	(a)	4.50%	02/06/28	365,000	366,383
Oracle Corp.	(a)	2.65%	07/15/26	150,000	149,391
Salesforce, Inc.	(a)	4.65%	03/15/29	1,495,000	1,498,035
Synopsys, Inc.	(a)	4.55%	04/01/27	750,000	751,320
					8,977,088
Transportation 0.9%
FedEx Corp.	(a)	3.40%	02/15/28	200,000	196,152
FedEx Corp.	(a)(d)	4.20%	10/17/28	1,740,000	1,729,769
					1,925,921
					30,626,046
Utility 2.3%
Electric 2.3%
Dominion Energy, Inc.	(a)	4.25%	06/01/28	900,000	897,210
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	503,790
National Rural Utilities Cooperative Finance Corp.	(a)	5.05%	09/15/28	1,970,000	2,002,446
Southwestern Electric Power Co.	(a)	4.10%	09/15/28	260,000	258,650
Xcel Energy, Inc.	(a)	3.35%	12/01/26	400,000	397,528
Xcel Energy, Inc.	(a)	4.75%	03/21/28	1,050,000	1,055,985
					5,115,609
Total Corporates (Cost $67,244,275)					67,002,098

SHORT-TERM INVESTMENTS 58.5% OF NET ASSETS

CORPORATES 3.0% OF NET ASSETS
Financial Institutions 2.3%
Banking 2.3%
American Express Co.	(a)	2.55%	03/04/27	3,525,000	3,474,169
Sumitomo Mitsui Financial Group, Inc.		2.63%	07/14/26	1,820,000	1,812,520
					5,286,689

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 0.7%
Technology 0.7%
International Business Machines Corp.	(a)	3.30%	05/15/26	1,540,000	1,538,537
Total Corporates (Cost $6,826,099)					6,825,226

CERTIFICATES OF DEPOSIT 23.1% OF NET ASSETS
BANK OF MONTREAL (CHICAGO BRANCH)
(SOFR + 0.30%)	(a)(c)	3.93%	10/13/26	3,600,000	3,600,214
(SOFR + 0.37%)	(a)(c)	4.00%	11/13/26	1,100,000	1,100,290
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.27%)	(c)	3.90%	08/06/26	1,000,000	1,000,150
(SOFR + 0.31%)	(c)	3.94%	09/09/26	2,000,000	2,000,211
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.27%)	(c)	3.90%	10/13/26	455,000	454,835
BARCLAYS BANK PLC (NEW YORK BRANCH)
		3.93%	04/28/26	525,000	525,065
		3.96%	05/07/26	1,500,000	1,500,238
BNP PARIBAS SA
(SOFR + 0.31%)	(c)	3.94%	02/19/27	4,355,000	4,353,815
CANADIAN IMPERIAL BANK OF COMMERCE		3.76%	08/03/26	1,000,000	999,408
CREDIT AGRICOLE CORPORATE & INVESTMENT BANK SA		3.80%	08/31/26	4,135,000	4,133,862
CREDIT INDUSTRIEL ET COMMERCIAL		4.17%	08/21/26	3,000,000	3,002,294
MITSUBISHI UFJ TRUST & BANKING CORP.
(SOFR + 0.20%)	(c)	3.83%	08/31/26	2,500,000	2,499,867
MIZUHO BANK LTD (NEW YORK BRANCH)		3.92%	06/09/26	1,000,000	1,000,149
MUFG BANK LTD (NEW YORK BRANCH)
		3.92%	06/11/26	1,500,000	1,500,160
		3.79%	07/30/26	2,200,000	2,199,054
NATIONAL AUSTRALIA BANK LTD.		3.78%	08/07/26	3,000,000	2,998,066
NATIXIS (NEW YORK BRANCH)
		3.91%	04/20/26	600,000	600,052
		5.61%	09/18/26	925,000	931,068
NORDDEUTSCHE LANDESBANK		3.81%	06/10/26	1,000,000	999,832
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.32%)	(c)	3.95%	05/15/26	1,700,000	1,700,384
		3.74%	10/02/26	500,000	499,427
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.25%)	(c)	3.88%	05/14/26	2,000,000	2,000,390
(SOFR + 0.27%)	(c)	3.90%	06/02/26	2,000,000	2,000,614
SUMITOMO MITSUI TRUST BANK LTD.		3.82%	04/15/26	2,000,000	2,000,084
TORONTO-DOMINION BANK (NEW YORK BRANCH)
	(a)	4.40%	07/27/26	390,000	390,513
(SOFR + 0.32%)	(a)(c)	3.95%	08/14/26	1,100,000	1,100,441

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
(SOFR + 0.37%)	(a)(c)	4.00%	11/09/26	2,500,000	2,500,645
(SOFR + 0.37%)	(a)(c)	4.00%	11/13/26	340,000	340,090
(SOFR + 0.32%)	(a)(c)	3.95%	03/10/27	780,000	779,662
TRUIST BANK		3.80%	06/02/26	3,000,000	2,999,871
Total Certificates Of Deposit (Cost $51,713,449)					51,710,751

ASSET-BACKED COMMERCIAL PAPER 7.9% OF NET ASSETS
BARCLAYS BANK PLC
	(d)(e)(f)	3.80%	07/07/26	1,600,000	1,582,929
	(d)(e)(f)	3.80%	08/07/26	1,000,000	986,049
BEDFORD ROW FUNDING CORP	(d)(e)(f)	3.90%	04/30/26	1,500,000	1,495,250
CHARIOT FUNDING LLC
(SOFR + 0.26%)	(a)(c)(d)(e)	3.89%	09/21/26	845,000	844,682
CHESHAM FINANCE LTD./CHESHAM FINANCE LLC	(d)(e)(f)	3.69%	04/01/26	3,500,000	3,499,642
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.32%)	(a)(c)(d)	3.95%	08/03/26	1,000,000	1,000,033
CONCORD MINUTEMEN CAPITAL CO. LLC
(SOFR + 0.44%)	(a)(c)(d)(e)	4.07%	09/17/26	4,000,000	4,001,015
FALCON ASSET FUNDING LLC
(SOFR + 0.26%)	(a)(c)(d)(e)	3.89%	07/22/26	1,500,000	1,499,864
(SOFR + 0.25%)	(a)(c)(d)(e)	3.88%	08/03/26	1,500,000	1,499,800
LMA AMERICAS LLC
	(d)(e)(f)	4.03%	04/09/26	600,000	599,443
	(d)(e)(f)	3.95%	04/22/26	720,000	718,346
Total Asset-Backed Commercial Paper (Cost $17,728,889)					17,727,053

FINANCIAL COMPANY COMMERCIAL PAPER 17.9% OF NET ASSETS
BANK OF MONTREAL
(SOFR + 0.30%)	(c)(e)	3.98%	02/03/27	945,000	944,375
BANK OF NOVA SCOTIA
(SOFR + 0.29%)	(c)(e)	3.92%	02/03/27	670,000	669,501
BOFA SECURITIES, INC.
	(e)(f)	3.83%	07/16/26	800,000	790,771
(SOFR + 0.27%)	(c)(e)	3.90%	10/09/26	835,000	835,095
BPCE SA
(SOFR + 0.31%)	(c)(e)	3.94%	02/02/27	2,900,000	2,898,964
CANADIAN IMPERIAL BANK OF COMMERCE
(SOFR + 0.28%)	(c)(e)	3.91%	02/03/27	1,200,000	1,199,265
Credit Industriel et Commercial	(e)(f)	4.15%	05/12/26	297,000	295,706
HSBC USA, INC.
	(e)(f)	4.00%	10/01/26	2,500,000	2,449,133
	(e)(f)	3.85%	11/12/26	550,000	536,223

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING US FUNDING LLC
(SOFR + 0.22%)	(c)(d)(e)	3.85%	05/12/26	3,500,000	3,500,470
LLOYDS BANK PLC
	(f)	3.93%	05/13/26	3,631,000	3,614,661
	(f)	3.78%	08/17/26	1,700,000	1,674,497
MACQUARIE BANK LTD.	(e)	3.83%	03/01/27	5,000,000	4,816,509
National Bank of Canada	(e)(f)	4.20%	05/04/26	2,100,000	2,092,552
NATIONAL BANK OF CANADA	(e)(f)	3.75%	10/02/26	2,000,000	1,960,316
ROYAL BANK OF CANADA
	(e)(f)	4.19%	05/19/26	900,000	895,356
	(e)(f)	3.86%	12/09/26	880,000	855,834
(SOFR + 0.30%)	(c)(e)	3.93%	01/22/27	695,000	694,606
SANTANDER U.K. PLC	(f)	3.76%	05/19/26	3,000,000	2,984,707
UBS AG
(SOFR + 0.31%)	(a)(c)(e)	3.94%	12/07/26	2,000,000	1,999,449
	(a)(e)(f)	4.27%	03/25/27	4,700,000	4,513,050
Total Financial Company Commercial Paper (Cost $40,239,795)					40,221,040

NON-FINANCIAL COMPANY COMMERCIAL PAPER 5.0% OF NET ASSETS
CARGILL GLOBAL FUNDING PLC	(d)(e)(f)	3.66%	04/01/26	600,000	599,939
PHILIP MORRIS INTERNATIONAL, INC.	(e)(f)	3.70%	04/01/26	2,000,000	1,999,796
TOYOTA MOTOR CREDIT CORP.	(f)	3.83%	10/23/26	4,000,000	3,911,287
UNITEDHEALTH GROUP, INC.
	(e)(f)	3.69%	04/01/26	2,000,000	1,999,795
	(e)(f)	3.70%	04/01/26	2,660,000	2,659,727
Total Non-Financial Company Commercial Paper (Cost $11,175,267)					11,170,544

VARIABLE RATE DEMAND NOTES 1.6% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)(g)	3.75%	12/01/72	1,000,000	1,000,000
Jefferson Westchester LLC
Taxable M/F Housing RB Series 2023A (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)(g)	3.75%	11/01/63	1,000,000	1,000,000

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(d)(g)	3.79%	05/01/37	1,700,000	1,700,000
Total Variable Rate Demand Notes (Cost $3,700,000)					3,700,000
(Cost $131,383,499)					131,354,614

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 11.0% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 0.9%
FICC - BOFA SECURITIES, INC.
Issued 03/31/26, repurchase date 04/01/26		3.68	04/01/26	2,000,204	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,061,546, 5.50%, due 04/01/54)
					2,000,000
OTHER REPURCHASE AGREEMENTS** 10.1%
BARCLAYS BANK PLC
Issued 03/31/26, repurchase date 04/01/26		3.72	04/01/26	2,096,217	2,096,000
(Collateralized by U.S. Treasury Securities valued at $2,137,989, 0.13%-3.38%, due 01/15/27-02/15/54)
BNP PARIBAS SA
Issued 03/25/26, repurchase date 04/01/26		3.73	04/01/26	2,351,704	2,350,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,601,683, 0.60%-9.50%, due 02/09/27-12/31/79)
BOFA SECURITIES, INC.
Issued 03/16/26, repurchase date 07/14/26	(a)(c)	4.15	07/14/26	5,012,392	4,945,524
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,339,524, 0.00%, due 01/01/00) (SOFR + 0.50%)
CITIGROUP GLOBAL MARKETS, INC.
Issued 03/31/26, repurchase date 04/01/26		3.71	04/01/26	1,540,711	1,540,552
(Collateralized by U.S. Treasury Securities valued at $1,571,459, 0.13%-4.38%, due 07/15/31-02/15/32)
Issued 01/30/26, repurchase date 07/30/26	(a)(c)	4.05	07/30/26	5,254,867	5,149,547
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,562,004, 0.00%, due 01/01/00) (SOFR + 0.40%)

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
WELLS FARGO SECURITIES LLC
Issued 03/13/26, repurchase date 10/09/26	(a)	4.32	10/09/26	6,725,312	6,554,032
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $7,544,904, 4.65%-8.38%, due 06/01/31-01/01/00)
					22,635,655
Total Repurchase Agreements (Cost $24,640,552)					24,635,655
Total Investments in Securities (Cost $223,268,326)					222,992,367

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $59,270,637 or 26.4% of net assets.

(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At March 31, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG126043MAR26